CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
OPERATING REVENUES	$ 6,074	$ 14,260	$ 29,538
OPERATING EXPENSES:
Voyage expenses	(2,669)	(2,835)	(807)
Commissions	(517)	(874)	(1,777)
Vessel operating expenses	(10,865)	(10,868)	(14,563)
Depreciation expense (Note 5)	(5,728)	(5,729)	(8,664)
Amortization of deferred charges (Note 7)	(199)	(988)	(915)
Management and other fees to a related party (Note 4)	(1,490)	(2,404)	(1,900)
General and administrative expenses	(3,904)	(4,443)	(4,734)
Provision and write-offs of insurance claims and bad debts	(1,215)	(1,675)	(133)
Gain on sale of vessel (Note 5)	0	0	1,561
Vessels impairment charge (Notes 5 & 6)	(27,455)	(12,480)	(69,998)
Impairment of advances for vessels under construction	0	0	(11,717)
Loss from operations	(47,968)	(28,036)	(84,109)
OTHER INCOME (EXPENSE):
Interest and finance costs	(2,381)	(2,583)	(4,003)
Loss on derivative instruments (Note 8)	(40)	(85)	(178)
Loss on settlement of liability through stock issuance (Note 15)	(3,914)	0	0
Gain on settlement of payable	1,149	0	0
Other income/ (expense) (Note 15)	(5,184)	(50)	94
Gain on debt extinguishment	9,633	0	0
Loss on debt extinguishment	0	(134)	0
Other expense	(737)	(2,852)	(4,087)
Net loss	$ (48,705)	$ (30,888)	$ (88,196)
Basic loss per share (in dollars per share)	$ (7.46)	$ (184.48)	$ (679.99)
Diluted loss per share (in dollars per share)	$ (7.46)	$ (184.48)	$ (679.99)
Basic weighted average number of shares (in shares)	6,527,240	167,435	129,701
Diluted weighted average number of shares (in shares)	6,527,240	167,435	129,701